Fair value of financial instruments - Disclosure of assets and liabilities held at fair value disaggregated by valuation technique (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Trading portfolio assets	£ 189,743	£ 166,244
Financial assets at fair value through the income statement	185,002	191,845
Derivative financial assets	252,192	292,356
Financial assets at fair value through other comprehensive income	42,818	51,010
Liabilities
Trading Portfolio Liabilities	(56,829)	(56,182)
Financial liabilities designated at fair value	(293,527)	(279,777)
Derivative financial liabilities	(240,757)	(279,331)
At fair value
Assets
Trading portfolio assets	189,743	166,244
Financial assets at fair value through the income statement	185,002	191,845
Derivative financial assets	252,192	292,356
Financial assets at fair value through other comprehensive income	42,818	51,010
Investment property	43	9
Total assets	669,798	701,464
Liabilities
Trading Portfolio Liabilities	(56,829)	(56,182)
Financial liabilities designated at fair value	(293,527)	(279,777)
Derivative financial liabilities	(240,757)	(279,331)
Total liabilities	(591,113)	(615,290)
Level 1 | At fair value
Assets
Trading portfolio assets	110,773	77,581
Financial assets at fair value through the income statement	5,015	3,463
Derivative financial assets	108	101
Financial assets at fair value through other comprehensive income	31,640	19,021
Investment property	0	0
Total assets	147,536	100,166
Liabilities
Trading Portfolio Liabilities	(42,009)	(27,033)
Financial liabilities designated at fair value	(1,702)	(181)
Derivative financial liabilities	(93)	(86)
Total liabilities	(43,804)	(27,300)
Level 2 | At fair value
Assets
Trading portfolio assets	68,623	78,548
Financial assets at fair value through the income statement	173,801	182,391
Derivative financial assets	250,374	290,182
Financial assets at fair value through other comprehensive income	8,110	28,315
Investment property	0	0
Total assets	500,908	579,436
Liabilities
Trading Portfolio Liabilities	(14,733)	(28,754)
Financial liabilities designated at fair value	(286,972)	(276,355)
Derivative financial liabilities	(237,599)	(276,064)
Total liabilities	(539,304)	(581,173)
Level 3
Assets
Trading portfolio assets	10,347	10,115
Financial assets at fair value through the income statement	6,186	5,991
Derivative financial assets	1,710	2,073
Financial assets at fair value through other comprehensive income	3,068	3,674
Investment property	43	9
Total assets	21,354	21,862
Liabilities
Trading Portfolio Liabilities	(87)	(395)
Financial liabilities designated at fair value	(4,853)	(3,241)
Derivative financial liabilities	(3,065)	(3,181)
Total liabilities	(8,005)	(6,817)
Level 3 | At fair value
Assets
Trading portfolio assets	10,347	10,115
Financial assets at fair value through the income statement	6,186	5,991
Derivative financial assets	1,710	2,073
Financial assets at fair value through other comprehensive income	3,068	3,674
Investment property	43	9
Total assets	21,354	21,862
Liabilities
Trading Portfolio Liabilities	(87)	(395)
Financial liabilities designated at fair value	(4,853)	(3,241)
Derivative financial liabilities	(3,065)	(3,181)
Total liabilities	£ (8,005)	£ (6,817)